NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
NOTES PAYABLE

NOTE 7. NOTES PAYABLE

As of September 30, 2025 and December 31, 2024, the Company has four notes payable to Greater Nevada Credit Union (“GNCU”, and collectively, the “GNCU Loan”) that are secured by substantially all of New Rise Reno’s assets located in McCarran, Nevada. The notes bear interest equal to the Wall Street Journal Prime Rate plus 2.00% and 7.00%, calculated quarterly (10.5% and 15.5.%, respectively, as of September 30, 2025 and December 31, 2024), payable monthly. The maturity date for the GNCU Loan is December 31, 2037. The Company is currently in default on these notes due to failure to make required minimum monthly payments and the outstanding balance has been classified as current on the unaudited condensed consolidated balance sheets.

In connection with the issuance of the notes, the Company incurred direct costs and closing fees totaling $3,523,380. In accordance with FASB ASC Topic 835-30, “Imputation of Interest”, these costs have been recognized as debt closing costs and are being amortized over the term of the notes. During both periods ended September 30, 2025 and September 30, 2024, $132,127 of debt closing costs have been capitalized as construction in progress, respectively. The balance of the GNCU Loan is presented net of the unamortized closing costs on the accompanying unaudited condensed consolidated balance sheets. As of September 30, 2025 and December 31, 2024, the gross notes payable balance was $112,580,000, which is presented net of the unamortized closing costs on the notes of $2,143,389 and $2,275,516, respectively. As of September 30, 2025, and December 31, 2024, unpaid accrued interest on the notes payable was $17,514,986 and $8,550,804, respectively. Total interest expense for the three and nine month periods ended September 30, 2025, was $2,922,389 and $8,643,642, respectively. Total interest expense for the three and nine month periods ended September 30, 2024, was $3,200,712 and $9,530,210 respectively.

The Company also assumed several promissory note agreements as part of the Acquisition that occurred in February 2025. The aggregate notes payable balance was $2,016,135 and interest payable of $721,930 as of September 30, 2025. Interest on the promissory notes range from 8% - 12% per annum. Total interest expense for the three and nine month periods ended September 30, 2025, was $65,632 and $262,224, respectively. Maturity dates for these promissory notes are less than one year. One of the promissory notes is secured by the building and all equipment located in the biodiesel plant in Fort Myers, Florida. These notes have already matured but the company has not received any default notice with respect to these notes and notes are payable on demand now. Additionally, the Company elected the fair value option for measuring the fair value of one of its promissory notes assumed in the Acquisition. During the three and nine month periods ended September 30, 2025, the Company recognized a loss of $1,718 and $51,718, respectively, in fair value adjustments related to the promissory note. The loss was recognized in other income (expense) in the unaudited condensed consolidated statements of operations. As of September 30, 2025 the fair value of the promissory note was $641,718.

On May 10, 2025, Legacy XCF and Narrow Road Capital Ltd entered into a promissory note for gross principal amount of $700,000. The promissory note bears interest of $140,000, is unsecured, and is due at the earlier of (i) September 30, 2025 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 280,000, shares of Legacy XCF common stock equivalent to 192,141 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the unaudited condensed consolidated statements of operations. For the three and nine month periods ended September 30, 2025, the Company recognized $84,183 and $140,000, respectively, in interest related to this note. Additionally, the Company elected the fair value option for measuring this promissory note. During the three and nine month periods ended September 30, 2025 the Company recognized a loss of $1,732 and $23,732, respectively, in fair value adjustments related to the promissory note. The loss was recognized in other income (expense) in the unaudited condensed consolidated statements of operations. As of September 30, 2025 the fair value of the note payable was $816,732.

On May 10, 2025, Legacy XCF and Gregory Segars Cribb entered into a promissory note for gross principal amount of $250,000. The promissory note bears interest of $50,000, is unsecured, and is due at the earlier of (i) September 30, 2025 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 100,000 shares of Legacy XCF common stock equivalent to 68,622 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the unaudited condensed consolidated statements of operations. For the three and nine month periods ended September 30, 2025, the Company recognized $31,724 and $50,000, respectively, in interest related to this note. Additionally, the Company elected the fair value option for measuring this promissory note. During the three and nine month periods ended September 30, 2025 the Company recognized a loss of $690 and $6,690, respectively, in fair value adjustments related to the promissory note. The loss was recognized in other income (expense) in the unaudited condensed consolidated statements of operations. As of September 30, 2025 the fair value of the note payable was $291,690.

On May 30, 2025, New XCF, Legacy XCF, Randall Soule (“Soule”), in his individual capacity as a shareholder of Legacy XCF, and Helena Global Investment Opportunities I Ltd (“Helena”) entered into a promissory note (the “Helena Note”) for gross principal amount of $2,000,000. The Helena Note bears interest of $400,000, is unsecured, and is due at the earlier of (i) the date that is three months from Helena’s disbursement of the loan, (ii) an event of default (as specified in the Helena Note), if such note is then declared due and payable in writing by the holder or if a bankruptcy event occurs (in which case no written notice from the holder is required) or (iii) in connection with future debt or equity issuances by New XCF or its subsidiaries. In connection with the issuance of the Helena Note, Soule has agreed to transfer 2,840,000 shares of Legacy XCF common stock held by him to Helena, representing the expected number of shares of Legacy XCF common stock that will be equal to 1,948,862 shares of New XCF Class A common stock as of the closing of the Business Combination (the “Advanced Shares”). Upon Helena’s receipt of an aggregate of $2,400,000 in (i) payments from New XCF and (ii) aggregate net proceeds from the sale of Advanced Shares, New XCF’s payment obligations for principal and interest under the Helena Note will have been satisfied and Helena is obligated to return any remaining Advanced Shares to Soule. If Helena shall have sold all of the Advanced Shares and not yet received at least $2,400,000 in net proceeds from the sale thereof and in other payments from New XCF, New XCF shall remain responsible for payment of any shortfall, which shall be payable as otherwise required under the terms of the Helena Note. As disclosed above with respect to the Helena Note, in connection with the issuance of the Helena Note, Soule agreed to transfer 2,840,000 shares of Legacy XCF common stock held by him to Helena. The Company and Soule entered into a letter agreement dated as of May 30, 2025 (the “Side Letter Forward” or “derivative asset”), pursuant to which the Company agreed to issue Soule 2,840,000 shares of Legacy XCF common stock (“Replacement Shares”) in consideration for Soule’s transfer of an equal number of shares to Helena. At issuance, the Company recorded the Replacement Shares and the Side Letter Forward at their fair value. On July 1 and July 16, 2025, the Company received cash payment from Helena totaling $2,249,381 for the remaining Advanced Shares, and in exchange the Company and Soule waived Helena’s obligation to return the those remaining Advanced Shares. The Company remeasured the derivate asset and recorded an unrealized gain of $97,443 which was recorded within unrealized loss on derivative asset in the unaudited condensed consolidated statements of operation. The Company derecognized the derivative asset at the settlement date fair value and recorded $1,316,827 of gain for the difference between the cash received and the fair value of the derivative asset, which is recorded in realized gain on derivative asset. For the period ended September 30, 2025, the Company recognized a $16,156,071 loss on the Side Letter Forward, which is recorded in unrealized loss on derivative asset in the unaudited condensed consolidated statement of operations. As of September 30, 2025, the fair value of the derivative asset is $0.

As a result of the Business Combination that closed June 6, 2025, the Company assumed a note payable from Polar (Note 2) of $6,480,632. The Company elected the fair value option for valuing this loan. During the three month periods ended September 30, 2025, the Company recognized a loss of $195,837. From the date of Business Combination to period end, the Company recognized a $4,680,143 gain due to the change in fair value and is recorded within change in the fair value of note payable in the unaudited condensed consolidated statements of operation. As of September 30, 2025, the fair value of the note payable due to Polar was $1,800,489.

As part of the Business Combination, the Company assumed $2,400,000 notes payable with a related debt discount of $400,000. On June 18, 2025, the Helena Note was paid off and settled as Helena sold 783,501 of the Advanced Shares and received an amount in cash proceeds equal to $2,400,000.

On July 7, 2025, Cohen & Company Securities, LLC (“CCS”) converted previously accrued $5,500,000 of success fees into a promissory note (the “CCS Note”). The CCS Note bears interest of 10% per annum, is unsecured, and is due December 31, 2026 (“Maturity Date”). Commencing on June 30, 2025, interest is payable in kind or cash at the election of the Company by accruing such interest in arrears on the last day of each month. Beginning on September 6, 2025, and on each month thereafter until Maturity Date, the Company shall pay $343,750 (each such payment, an “Amortization Payment”) to CCS. The Company may, in its sole discretion, elect to pay all or any portion of the Amortization Payments or any interest due and payable on the Maturity Date in Class A common stock. At the issuance date, the Company determined a fair value of $4,796,223 for the CCS Note. For the three and nine month periods ended September 30, 2025, the Company recognized $129,589 in interest. During the three and nine month periods ended September 30, 2025 the Company recognized a loss of $456,894 in fair value adjustments which is recorded in change in the fair value of note payable in the unaudited condensed consolidated statements of operations. As of September 30, 2025 the fair value of the CCS Note was $5,253,117.

As of September 30, 2025, future expected maturities of the Company’s notes payable are as follows:

2025	$25,279,155
2026	10,246,821
2027	5,364,139
2028	5,746,548
2029	6,194,706
Thereafter	70,004,654
Total	$122,836,024
Less: Current maturities	(115,439,517)
Less: Closing costs	(2,143,389)
Total notes payable, net of current maturities, net of closing costs	$5,253,117

As of September 30, 2025 and 2024, cumulative interest expense capitalized as part of construction in progress totaled $76,030,524 and $59,982,880, respectively.

NOTE 4. NOTES PAYABLE

As of December 31, 2024, and 2023, the Company has four notes payable to a financial institution that are secured by substantially all of Reno’s assets. The notes bear interest equal to the Wall Street Journal Prime Rate plus 2.00% and 7.00%, calculated quarterly (10.5% and 15.5%, respectively, as of December 31, 2024, and December 31, 2023), payable monthly. The maturity date for all the notes payable is December 31, 2027, and it is secured by all the property, plant and equipment, personal property and investments of the Company. The Company is currently in default on these notes due to failure to make required minimum monthly payments and the outstanding balance has been classified as current on the consolidated balance sheets as of December 31, 2024.

In connection with the issuance of the notes, Reno incurred direct costs and closing fees totaling $3,523,380. In accordance with FASB ASC Topic 835-30, Imputation of Interest, these costs have been recognized as debt closing costs and are being amortized over the term of the note. During the years ended December 31, 2024, and 2023, $176,169 of debt closing costs per year have been capitalized as construction in progress, respectively. The balance of the notes is presented net of the unamortized closing costs on the accompanying consolidated balance sheets. At December 31, 2024, and 2023, the gross notes payable balance was $112,580,000, which is presented net of the unamortized closing costs on the notes of $2,275,516 and $2,451,685, respectively. At December 31, 2024, and 2023, unpaid accrued interest on the notes payable was $8,550,804 and $1,114,496, respectively.

At December 31, 2024, future maturities of the Company’s notes payable are as follows:

For the year ending	December 31, 2024
2025	$20,276,249
2026	4,993,705
2027	5,364,139
2028	5,746,548
2029	6,194,706
Thereafter	70,004,653
Total	$112,580,000
Less: current maturities	(110,304,484)
Less: closing costs	(2,275,516)
Total notes payable, net of current maturities, net of closing costs	$-

During the years ended December 31, 2024 and 2023, all interest payments on these notes have been capitalized as construction in progress.

XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
NOTES PAYABLE

NOTE 6. NOTES PAYABLE

On October 31, 2023, as part of the asset acquisition of the Wilson, North Carolina biodiesel plant, the Company issued a convertible promissory note, in the aggregate principal amount of $23,000,000 as part of the purchase consideration, with a maturity date of October 31, 2024 (the “Southeast Renewables Convertible Note”). The Southeast Renewables Convertible Note accrues interest at the per annum rate of 8% and could be converted into shares of XCF common stock based on the outstanding principal and interest, divided by the conversion price. The conversion price prior to a change of control is $10, and subsequent to a change of control is equal to the volume weighted average price of the shares of common stock for the 20 days prior to the notice of conversion. On December 29, 2023, Southeast Renewables exercised its right to convert the Southeast Renewables Convertible Note principal balance of $23,000,000 plus accrued interest of $297,425 into 2,329,743 shares of XCF common stock.

The Company assumed several promissory note agreements for an aggregate notes payable amount of $1,439,095 and interest payable of $295,866 related to these notes as of December 31, 2023. Interest on the promissory notes ranges from 8% - 12% per annum. These notes are in default due to nonpayment upon the maturity dates and the outstanding balances have been classified as current on the balance sheet as of December 31, 2024. One of the promissory notes is secured by the building and all equipment located in the biodiesel plant in Fort Myers, Florida. As of December 31, 2024, the Company has outstanding notes payable balance totaling $1,374,417.

During the years ended December 31, 2024, and the period February 9, 2023 (inception) to December 31, 2023, the Company recognized $156,249 and $26,541 in interest expense, respectively, related to these notes.